Biological Assets (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of reconciliation of changes in the carrying amount of biological assets

Balance - October 31, 2017	$10,436
Add: Purchased cannabis plants	521,949
Change in fair value less costs to sell due to biological transformation	541,352
Transferred to inventory upon harvest	(924,120)
Balance - October 31, 2018	$149,617
Add: Purchased cannabis plants	308,324
Change in fair value less costs to sell due to biological transformation	486,354
Allocation of operational overhead	438,859
Transferred to inventory upon harvest	(1,226,565)
Balance - October 31, 2019	$156,589

Fair value of biological assets
			Impact of 20% change
	October 31, 2019	October 31, 2018	October 31, 2019	October 31, 2018
Estimated selling price per lb	$840	$591	$37,747	$39,702
Estimated stage of growth	60%	72%	$30,970	$31,658
Estimated flower yield per harvest (lb)	263	278	$30,970	$31,358